Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Line Items]
Federal and state income taxes	$ 5,200
Bad debt deduction	$ 1,300
Tax Jurisdiction of Domicile [Extensible Enumeration]	Tax Jurisdiction of Domicile [Extensible Enumeration]
Percentage of Bad Debt Deduction	8.00%
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 0	$ 0
State [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 1,100	$ 1,100